Item G.1.a.ii. Provision of financial support
On June 2, 2021, Nationwide Retirement Solutions, a wholly-owned subsidiary of NFSDI, made a 77,738 contribution to the International Growth to offset capital losses due to the sale of securities.
See the International Growth Financial
Highlights for the impact on the total return of the Fund.